LEASE LIABILITY (Tables)	9 Months Ended
Sep. 30, 2023
Lease Liability
SCHEDULE OF DETAILS OF LEASE LIABILITIES

	September 30, 2023	December 31, 2022

Lease liabilities, beginning of the period	2,731,394	-
Lease additions	2,735,000	3,213,404
Lease payments	(3,602,167)	(550,295)
Interest expense on lease liabilities	233,327	68,285
Impact of FX translation	(205,050)	-
IFRS 16 lease liabilities, end of the period	1,892,504	2,731,394
Current portion of lease liability (less than one year)	1,892,504	1,365,697
Long-term lease liability (one to five years)	-	1,365,697